UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 11, 2005
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        99
Form 13F Information Table Value Total:        $221,260


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      427     5823 SH       SOLE                     5823
Abbott Laboratories            COM              002824100     1722    40610 SH       SOLE                    40610
American Express Company       COM              025816109     4746    82627 SH       SOLE                    82627
American International Group,  COM              026874107     6292   101554 SH       SOLE                   101554
Amgen Inc.                     COM              031162100      733     9200 SH       SOLE                     9200
Anheuser-Busch Cos.            COM              035229103     6318   146795 SH       SOLE                   146795
Apache Corporation             COM              037411105     2744    36484 SH       SOLE                    36484
Asia Pacific Fund Inc.         COM              044901106      340    21000 SH       SOLE                    21000
Automatic Data Processing, Inc COM              053015103      428     9934 SH       SOLE                     9934
BHP Billiton Ltd. ADR          COM              088606108     2293    67075 SH       SOLE                    67075
BP plc ADR                     COM              055622104     5542    78219 SH       SOLE                    78219
Bank of America Corp.          COM              060505104     1521    36130 SH       SOLE                    36130
Baxter International, Inc.     COM              071813109      317     7950 SH       SOLE                     7950
Berkshire Hathaway, Inc. Cl. A COM              084670108    11234      137 SH       SOLE                      137
Berkshire Hathaway, Inc. Cl. B COM              084670207    13019     4767 SH       SOLE                     4767
Biomet                         COM              090613100      246     7100 SH       SOLE                     7100
Boeing Company                 COM              097023105      336     4950 SH       SOLE                     4950
Bristol-Myers Squibb Co.       COM              110122108      753    31284 SH       SOLE                    31284
Buckeye Partners, L.P.         COM              118230101     4234    88850 SH       SOLE                    88850
Canadian Oil Sands Trust       COM              13642L100    10048    91050 SH       SOLE                    91050
Cedar Fair Limited Partnership COM              150185106     7232   241149 SH       SOLE                   241149
Chevron Corp.                  COM              166764100     1746    26978 SH       SOLE                    26978
Cisco Systems Inc.             COM              17275R102      197    11000 SH       SOLE                    11000
Citigroup Inc.                 COM              172967101     3918    86062 SH       SOLE                    86062
Citizens Communications Compan COM              17453B101      264    19500 SH       SOLE                    19500
Coca-Cola Company              COM              191216100     2068    47885 SH       SOLE                    47885
Colgate Palmolive Co.          COM              194162103      286     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     2055    69950 SH       SOLE                    69950
Commerce Bancorp               COM              200519106     4890   159350 SH       SOLE                   159350
ConocoPhillips                 COM              20825C104     6442    92144 SH       SOLE                    92144
Cooper Cameron Corp            COM              216640102      370     5000 SH       SOLE                     5000
Dell Inc.                      COM              24702R101      318     9305 SH       SOLE                     9305
Devon Energy Corporation       COM              25179M103     3832    55831 SH       SOLE                    55831
Dover Corporation              COM              260003108     7587   186004 SH       SOLE                   186004
Dow Chemical Co.               COM              260543103      231     5550 SH       SOLE                     5550
ER Urgent Care Holdings Inc.   COM              26884h108        2    15000 SH       SOLE                    15000
Eli Lilly & Company            COM              532457108      537    10030 SH       SOLE                    10030
Equifax, Inc.                  COM              294429105      852    24392 SH       SOLE                    24392
Ethan Allen Interiors, Inc.    COM              297602104     3542   112975 SH       SOLE                   112975
Exxon Mobil Corporation        COM              30231G102     4203    66141 SH       SOLE                    66141
First Data Corp.               COM              319963104      933    23320 SH       SOLE                    23320
Gannett Co., Inc.              COM              364730101     3941    57260 SH       SOLE                    57260
General Electric Co.           COM              369604103     5535   164378 SH       SOLE                   164378
Genzyme Corp.                  COM              372917104      860    12000 SH       SOLE                    12000
Gillette Company               COM              375766102     3894    66910 SH       SOLE                    66910
Hartford Financial Services Gr COM              416515104      301     3900 SH       SOLE                     3900
Healthcare Select Sector SPDR  COM              81369Y209      549    17500 SH       SOLE                    17500
Home Depot, Inc.               COM              437076102      854    22393 SH       SOLE                    22393
Honeywell International, Inc.  COM              438516106      360     9600 SH       SOLE                     9600
IBM Corporation                COM              459200101     1035    12900 SH       SOLE                    12900
Inco Ltd.                      COM              453258402     1774    37475 SH       SOLE                    37475
Intel Corporation              COM              458140100      345    14010 SH       SOLE                    14010
J.P. Morgan Chase & Co.        COM              46625H100      246     7250 SH       SOLE                     7250
Johnson & Johnson              COM              478160104     7419   117234 SH       SOLE                   117234
Kinder Morgan Energy Partners, COM              494550106     1032    19525 SH       SOLE                    19525
Kinder Morgan, Inc.            COM              49455P101      688     7150 SH       SOLE                     7150
Laboratory Corp. of America Ho COM              50540r409     3947    81025 SH       SOLE                    81025
Lehman Brothers Holdings Inc   COM              524908100      204     1750 SH       SOLE                     1750
Leucadia National Corp.        COM              527288104     1095    25400 SH       SOLE                    25400
Loews Corp.                    COM              540424108      277     3000 SH       SOLE                     3000
Lowes Cos. Inc.                COM              548661107      354     5500 SH       SOLE                     5500
M & T Bank Corp.               COM              55261F104     1860    17600 SH       SOLE                    17600
MSCI EAFE Index Fund           COM              464287465     1370    23580 SH       SOLE                    23580
McCormick & Co., Inc. Non-Voti COM              579780206      261     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      576    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      858    15995 SH       SOLE                    15995
Merck & Co.                    COM              589331107     3518   129280 SH       SOLE                   129280
Microsoft Corporation          COM              594918104      261    10156 SH       SOLE                    10156
Mohawk Industries Inc.         COM              608190104     4823    60100 SH       SOLE                    60100
Newmont Mining Corp.           COM              651639106     2986    63305 SH       SOLE                    63305
Pepsico, Inc.                  COM              713448108     1426    25150 SH       SOLE                    25150
Pfizer Inc.                    COM              717081103     2406    96369 SH       SOLE                    96369
Procter & Gamble Company       COM              742718109     2459    41363 SH       SOLE                    41363
Progressive Corporation        COM              743315103     1235    11783 SH       SOLE                    11783
Prologis SBI                   COM              743410102      419     9459 SH       SOLE                     9459
Rayonier, Inc.                 COM              754907103    10948   190000 SH       SOLE                   190000
Regis Corp.                    COM              758932107     3231    85425 SH       SOLE                    85425
Royal Dutch Petroleum          COM              790259206      615     9800 SH       SOLE                     9800
S&P Depository Receipts        COM              78462F103     3048    24775 SH       SOLE                    24775
S&P Europe 350 Index           COM              464287861      286     3550 SH       SOLE                     3550
Schlumberger Ltd.              COM              806857108     5619    66593 SH       SOLE                    66593
ServiceMaster Company          COM              81760N109      360    26600 SH       SOLE                    26600
TD Banknorth Inc.              COM              87235A101      259     8599 SH       SOLE                     8599
Telefonos de Mexico            COM              879403780      388    18264 SH       SOLE                    18264
Tenet Healthcare Corp.         COM              88033G100      174    15450 SH       SOLE                    15450
The Hershey Company            COM              427866108      225     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      203     4126 SH       SOLE                     4126
Tribune Co.                    COM              896047107      254     7500 SH       SOLE                     7500
Viacom Inc. Cl A               COM              925524100      257     7750 SH       SOLE                     7750
Vodafone Group PLC             COM              92857W100      948    36520 SH       SOLE                    36520
Wachovia Corp.                 COM              929903102      271     5700 SH       SOLE                     5700
Wal-Mart Stores, Inc.          COM              931142103     1632    37235 SH       SOLE                    37235
Washington Post ""B""          COM              939640108      331      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     5676    96904 SH       SOLE                    96904
Whole Foods Mkt. Inc.          COM              966837106      245     1820 SH       SOLE                     1820
Wyeth                          COM              983024100     1144    24715 SH       SOLE                    24715
Yum Brands Inc.                COM              988498101      247     5100 SH       SOLE                     5100
Zimmer Holdings, Inc.          COM              98956P102      565     8196 SH       SOLE                     8196
iShares MSCI Japan Index Fund  COM              464286848      366    30000 SH       SOLE                    30000